Property, Plant and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

As of September 30, 2025, and 2024, property, plant and equipment, net consisted of the following:

	2025	2024
Devices for rental	$7,709	$7,706
Office equipment	12,661	12,657
Furniture and fixtures	4,840	4,838
	22,282	22,275
Total	47,492	47,476
Less: accumulated depreciation	(37,676)	(20,908)
Property, plant and equipment, net	$9,816	$26,568